Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Balance at Dec. 31, 2008	$ 515,570,112	$ 87,533,608	$ 30,071,901	$ 599,790,920	$ 212,696,497	$ 5,239,435	$ 889,530	$ 305,574	$ 6,093,458	$ 2,160,447	$ 520,809,547	$ 88,423,138	$ 30,377,475	$ 605,884,378	$ 214,856,944
Balance (in units) at Dec. 31, 2008											22,887,475.481	7,923,153.973	1,735,551.506	14,850,038.076	11,413,873.684
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(46,005,221)	(7,613,304)	(3,396,166)	(40,147,610)	1,752,399	(467,396)	(77,520)	(34,470)	(408,231)	20,139	(46,472,617)	(7,690,824)	(3,430,636)	(40,555,841)	1,772,538
Redemptions (in units)											(4,333,806.371)	(1,898,742.771)	(435,204.924)	(2,608,237.601)	(1,989,213.188)
Redemptions	(92,565,005)	(20,122,091)	(7,067,279)	(99,741,263)	(36,028,437)	(943,655)	(199,822)	(70,210)	(942,227)	(337,940)	(93,508,660)	(20,321,913)	(7,137,489)	(100,683,490)	(36,366,377)
Balance at Dec. 31, 2009	376,999,886	59,798,213	19,608,456	459,902,047	178,420,459	3,828,384	612,188	200,894	4,743,000	1,842,646	380,828,270	60,410,401	19,809,350	464,645,047	180,263,105
Balance (in units) at Dec. 31, 2009											18,553,669.110	6,024,411.202	1,300,346.582	12,241,800.475	9,424,660.496
Fair value Percentage of Partners' Capital											6.00%	2.33%	8.01%	4.83%	3.89%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	11,593,566	(2,651,894)	2,299,999	(2,687,785)	19,344,514	121,949	(26,941)	23,603	(25,162)	203,961	11,715,515	(2,678,835)	2,323,602	(2,712,947)	19,548,475
Redemptions (in units)											(2,459,504.974)	(1,003,837.255)	(164,941.216)	(1,481,544.764)	(1,072,294.567)
Redemptions	(48,948,977)	(9,641,945)	(2,676,021)	(52,293,020)	(20,170,825)	(338,781)	(67,815)	(16,424)	(388,220)	(130,199)	(49,287,758)	(9,709,760)	(2,692,445)	(52,681,240)	(20,301,024)
Balance at Dec. 31, 2010	339,644,475	47,504,374	19,232,434	404,921,242	177,594,148	3,611,552	517,432	208,073	4,329,618	1,916,408	343,256,027	48,021,806	19,440,507	409,250,860	179,510,556
Balance (in units) at Dec. 31, 2010											16,094,164.136	5,020,573.947	1,135,405.366	10,760,255.711	8,352,365.929
Fair value Percentage of Partners' Capital											3.27%	(0.25%)	8.68%	2.23%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(24,340,924)	(4,369,934)	(2,466,376)	(67,138,290)	(42,124,253)	(248,181)	(49,205)	(27,912)	(719,459)	(460,818)	(24,589,105)	(4,419,139)	(2,494,288)	(67,857,749)	(42,585,071)
Redemptions (in units)											(2,459,949.357)	(988,282.545)	(186,460.494)	(1,601,637.811)	(1,062,599.076)
Redemptions	(50,356,090)	(8,738,364)	(2,877,935)	(54,746,671)	(19,951,492)	(399,970)	(49,999)	0	(502,032)	(199,468)	(50,756,060)	(8,788,363)	(2,877,935)	(55,248,703)	(20,150,960)
Balance at Dec. 31, 2011	$ 264,947,461	$ 34,396,076	$ 13,888,123	$ 283,036,281	$ 115,518,403	$ 2,963,401	$ 418,228	$ 180,161	$ 3,108,127	$ 1,256,122	$ 267,910,862	$ 34,814,304	$ 14,068,284	$ 286,144,408	$ 116,774,525
Balance (in units) at Dec. 31, 2011											13,634,214.779	4,032,291.402	948,944.872	9,158,617.900	7,289,766.853